INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized Deferred Tax Assets
Deferred tax assets	$ 0
Unrecognized deferred tax assets	62,313,461	$ 54,930,017	$ 23,860,172
Investment tax credits
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	3,108,576	2,689,744	3,454,503
Loss carry forwards	3,769,799
Capital assets
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	500,445	328,039	212,311
Share issue expenses
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	1,774,820	772,687	999,066
Non-capital loss carry forwards
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	56,627,473	22,828,376	15,639,367
Foreign exchange
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	5,500	(12,388)	1,093
Research and development
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	265,260	68,037	3,523,925
Loss carry forwards	982,443
Reserve for legal damages
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets		28,205,068
Deferred compensation
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	31,387	$ 50,454	$ 29,907
Unused loss carryforwards
Unrecognized Deferred Tax Assets
Loss carry forwards	$ 233,544,898